Commitments Contingencies (Details Narrative) - USD ($)	9 Months Ended
	Jun. 30, 2021	Sep. 30, 2020	Sep. 30, 2019
Commitments Contingencies (Details Narrative)
Assets held in trust	$ 19,705	$ 10,201	$ 0
Maturity period in months	18 years